Fair Value of Financial Instruments - Fair value measurements (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2023		Dec. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Cash and cash equivalents		$ 68,690		$ 78,541
Restricted cash		10		310
Senior and ship mortgage notes		(497,901)		(491,976)
Long-term debt, including current portion	[1]	(45,352)		(59,385)
Convertible debenture payable to affiliate companies	[1]	(121,202)		(118,833)	[2]
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Cash and cash equivalents		68,690		78,541
Restricted cash		10		310
Senior and ship mortgage notes		(498,275)
Long-term debt, including current portion	[1]	0
Convertible debenture payable to affiliate companies	[1]	0
Senior and ship mortgage notes				78,541
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Cash and cash equivalents		0		0
Restricted cash		0		0
Senior and ship mortgage notes		(8,626)		(8,626)
Long-term debt, including current portion	[1]	(45,352)		(59,385)
Convertible debenture payable to affiliate companies		$ (121,202)	[1]	$ (118,833)	[2]

[1]	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.
[2]	The fair value of the Company’s Convertible Debenture is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.